RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
7.	RELATED PARTY TRANSACTIONS

On March 28, 2011, First Street Hospital, L.P. entered into a $200,000 and a $50,000 30-day loan with the Company’s Chairman and with the Company’s President and Chief Executive Officer, respectively.  The loans matured on April 27, 2011, and if paid at maturity bore no interest.  If the loans were not repaid at maturity, interest was to accrue at 6.0% per annum.  Both loans were repaid on April 27, 2011.

During the six months ended June 30, 2011 and 2010, both First Street Hospital, L.P. and First Surgical Woodlands, L.P. held management agreements with First Surgical Partners, LLC (the former General Partner of the Company’s limited partnerships and the owners of which are shareholders of the Company) where the Company retained the services of First Surgical Partners, LLC to assist the Company in managing and conducting day-to-day business and services.  The First Surgical Woodlands, L.P. agreement was executed on February 1, 2005, with a term of five years and shall automatically renew for one additional two year period unless otherwise terminated.  The First Street Hospital, L.P. agreement was executed on July 25, 2006, with a term of ten years and shall automatically renew for one additional two year period unless otherwise terminated.  Each agreement calls for the payment by the partnerships to First Surgical Partners, LLC a monthly fee equal to 5% of the net monthly collected revenues from the partnership’s cash collections.  For the three months ended June 30, 2011 and 2010, the partnerships paid a total of $454,416 and $452,798, respectively, and for the six months ended June 30, 2011 and 2010, the partnerships paid a total of $920,068 and $959,764, respectively, in management fees to First Surgical Partners, LLC.

On June 1, 2006, First Street Surgical Center, L.P. entered into a $700,000 long-term line of credit with the Company’s Chairman.  The line of credit bears interest at 6.0% per annum, matures on May 31, 2014 and is unsecured.  As of June 30, 2011 and December 31, 2010, the Company owed $331,127 and $321,365, respectively on the line of credit.  The Company recognized total interest expense of $4,918 and $4,632 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $9,762 and $9,195 during the six months ended June 30, 2011 and 2010, respectively, on this note.

On April 1, 2003, First Street Surgical Center, LP entered into a building lease with the Company’s Chairman.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive five year terms.  The lease agreement called for minimum monthly lease payments of $23,000 per month, subject to escalation to reflect increases in the consumer price index. During each of the three and six months ended June 30, 2011 and 2010, First Street Surgical Center, LP paid $80,160  and $160,320, respectively, in lease payments on this lease.

On September 17, 2006, First Street Hospital, LP entered into a building lease with the Company’s Chairman.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive ten year terms. This original lease agreement calls for minimum monthly lease payments of $39,400 per month, subject to escalation to reflect increases in the consumer price index.  During 2010, the hospital expanded its square footage by 23,000, adding 14 beds and two operating rooms.  The expansion was opened for surgical procedures on December 15, 2010.  As of June 30, 2011, a lease document or an amendment to the original lease had not been finalized or signed.  A market rent study is being performed by an independent real estate firm, whom we engaged July 7, 2011, to assist us in determining a fair rental value for the expansion.  The expansion project was funded 100% by First Street Hospital for $5,502,660, of which $4,436,150 was financed under long-term notes.  For each of the three and six months ended June 30, 2011 and 2010, First Street Hospital, LP paid $127,629 and $255,258, respectively, in lease payments on this lease.

10.      RELATED PARTY TRANSACTIONS

During the years ended December 31, 2010 and 2009, both First Street Hospital, L.P. and First Surgical Woodlands, L.P. held management agreements with First Surgical Partners, LLC (the former General Partner of the Company’s limited partnerships and the owners of which are shareholders of the Company) where the Company retained the services of First Surgical Partners, LLC to assist the Company in managing and conducting day-to-day business and services.  The First Surgical Woodlands, L.P. agreement was executed on February 1, 2005, with a term of five years and shall automatically renew for one additional two year period unless otherwise terminated.  The First Street Hospital, L.P. agreement was executed on July 25, 2006, with a term of ten years and shall automatically renew for one additional two year period unless otherwise terminated.  Each agreement calls for the payment by the partnerships to First Surgical Partners, LLC a monthly fee equal to 5% of the net monthly collected revenues from the partnership’s cash collections.  For the years ended December 31, 2010 and 2009, the partnerships paid a total of $1,802,084 and $1,747,955 in management fees to First Surgical Partners, LLC.

On June 1, 2006, First Street Surgical Center, L.P. entered into a $700,000 long-term line of credit Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The line of credit bears interest at 6.0% per annum and is unsecured.  As of December 31, 2010 and 2009, the Company owed $321,365 and $302,695, respectively on the line of credit, and recognized total interest expense of $18,670 and $17,585 during the years ended December 31, 2010 and 2009, respectively.

On April 1, 2003, First Street Surgical Center, LP entered into a building lease with Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive five year terms.  The lease agreement called for minimum monthly lease payments of $23,000 per month, subject to escalation to reflect increases in the consumer price index. In each of the years ended December 31, 2010 and 2009, First Street Surgical Center, LP paid $320,640 in lease payments to Dr. Varon.

On September 17, 2006, First Street Hospital, LP entered into a building lease with Dr. Jacob Varon, who is a current shareholder of the Company and Chairman of the Board.  The building lease was for an initial term of 10 years from the commencement date followed by an option to extend the initial ten year term by two consecutive ten year terms. This original lease agreement called for minimum monthly lease payments of $39,400 per month, subject to escalation to reflect increases in the consumer price index.   During 2010, the hospital expanded its square footage by 23,000, adding 14 beds and 2 operating rooms.  The expansion was opened for surgical procedures on December 15, 2010.  As of December 31, 2010, a lease document or an amendment to the original lease had not been finalized or signed.  A fair market valuation and assessment of rent is being performed in order to assess the new rental terms.  The expansion project was funded 100% by First Street Hospital for $5,502,660 of which $4,436,150 was financed under long-term notes.  For each of the years ended December 31, 2010 and 2009, First Street Hospital, LP paid $510,517 in lease payments to Dr. Varon.

As of December 31, 2009, the Company had $604,637 due from First Surgical Memorial Village LP, and entity managed by the former general partner of the Company’s three operating partnerships.  This amount was repaid in 2010.